Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class III - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.48%
Past 5 years	1.12%
Past 10 years	0.67%